CONTRACTUAL COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Disclosure of operating and finance leases

	US Dollars
Figures in millions	2024	2023	2022

Capital commitments
Acquisition of tangible assets
Contracted for	224	141	178
Not contracted for	345	392	259
Authorised based on Group’s approval framework	569	533	437
Allocated to:
Non-sustaining capital
- within one year	289	240	155
- thereafter	—	74	39
	289	314	194
Sustaining capital
- within one year	280	205	243
- thereafter	—	14	—
	280	219	243

Share of underlying capital commitments of joint ventures included above	—	—	—

Purchase obligations
Contracted for
- within one year	640	428	436
- thereafter	595	271	575
	1,235	699	1,011